Accounting policies - Tangible assets (Details)	12 Months Ended
Dec. 31, 2020
Tangible assets
Approved budget period	5 years
Buildings | Minimum
Tangible assets
Average annual rate (as a percent)	2.00%
Buildings | Maximum
Tangible assets
Average annual rate (as a percent)	5.00%
Furniture and vehicles | Minimum
Tangible assets
Average annual rate (as a percent)	10.00%
Furniture and vehicles | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%
Information technology equipment and fixtures
Tangible assets
Average annual rate (as a percent)	25.00%
Other fixtures | Minimum
Tangible assets
Average annual rate (as a percent)	5.00%
Other fixtures | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%